Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Future Minimum Lease Payments
For the year ending December 31,	Office Premises
2026	$163,401
2027	163,401
2028	163,401
2029	163,401
2030	122,551
Total	776,155